Shareholders' Equity(Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s option plans as of December 31, 2015 and 2014 and changes during the years then ended are presented below:

	December 31,
	2015		2014*)
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Options outstanding at beginning of year	1,619,003	$1.71	1,499,553	$1.17
Granted	271,000	$7.21	360,749	$5.35
forfeited	(136,250)	$7.37	-	-
Exercised	-	-	(241,299)	$3.57
Outstanding at end of year	1,753,753	$2.12	1,619,003	$1.71
Options exercisable at year end	1,338,097	$0.92	1,227,387	$1.41

*) Retroactively adjusted to reflect the 729:1 share split, which occurred upon the consummation of the Reorganization.